Pensions and Other Postretirement Benefits (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Change in plan assets:
Company contributions	$ 11,428	$ 16,779	$ 4,436
Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	561,746	503,346	450,728
Fair value of plan assets at end of the year	386,467	407,600	367,322
Net benefit liability	(175,279)	(95,746)
Components of net periodic benefit cost
Service cost	8,050	7,504	5,755
Interest cost	26,210	25,491	24,788
Expected return on plan assets	(26,955)	(26,848)	(22,894)
Amortization of net actuarial loss (gain)	9,381	10,294	6,291
Curtailment loss (gain)	1,124	4,095	0
Settlement loss	1,066	0	0
Net periodic benefit cost	21,831	30,077	15,302
Change in plan assets:
Company contributions	11,428	16,779
Participant contributions	514	498
Benefits paid	(28,603)	(30,502)
Actual return on plan assets	5,246	45,743
Foreign currency translation	(4,744)	7,760
Settlement loss	(4,974)	0
Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	68,829	59,789	45,592
Fair value of plan assets at end of the year	0	0	0
Net benefit liability	(68,829)	(59,789)
Components of net periodic benefit cost
Service cost	2,348	1,620	1,525
Interest cost	3,075	2,775	2,607
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	(43)	(536)	(1,043)
Curtailment loss (gain)	(115)	0	0
Settlement loss	0	0	0
Net periodic benefit cost	6,870	5,783	2,600
Change in plan assets:
Company contributions	2,165	2,576
Participant contributions	1,412	1,077
Benefits paid	(3,595)	(3,674)
Actual return on plan assets	0	0
Foreign currency translation	0	0
Settlement loss	0	0
Canadian plans [Member] | Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	125,708	123,600
Fair value of plan assets at end of the year	104,475	113,814
Net benefit liability	(21,233)	(9,786)
Components of net periodic benefit cost
Service cost	1,362	1,470
Interest cost	5,616	5,713
Expected return on plan assets	(7,018)	(6,912)
Amortization of net actuarial loss (gain)	2,983	4,836
Curtailment loss (gain)	0	185
Settlement loss	1,066	0
Termination benefit cost	0	933
Other	0	6
Net periodic benefit cost	4,009	6,231
Change in plan assets:
Company contributions	6,123	4,629
Participant contributions	514	498
Benefits paid	(9,324)	(8,595)
Actual return on plan assets	3,066	10,419
Foreign currency translation	(4,744)	7,760
Settlement loss	(4,974)	0
Canadian plans [Member] | Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year	13,255	12,898
Fair value of plan assets at end of the year	0	0
Net benefit liability	(13,255)	(12,898)
Components of net periodic benefit cost
Service cost	39	34
Interest cost	570	596
Expected return on plan assets	0	0
Amortization of net actuarial loss (gain)	(4)	(39)
Curtailment loss (gain)	(115)	0
Settlement loss	0	0
Termination benefit cost	0	0
Other	0	(1)
Net periodic benefit cost	490	590
Change in plan assets:
Company contributions	762	771
Participant contributions	0	0
Benefits paid	(762)	(771)
Actual return on plan assets	0	0
Foreign currency translation	0	0
Settlement loss	$ 0	$ 0